Banking service fees - Schedule of Banking Service Fees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking Service Fees [Abstract]
Current account services	R$ 10,355	R$ 9,528	R$ 8,815
Asset management fees	4,141	3,514	2,932
Collection commissions	1,378	1,315	1,250
Fees from credit card services	14,036	13,330	12,722
Fees for guarantees issued and credit lines	1,783	1,773	1,609
Brokerage commission	606	295	248
Other	2,149	2,163	1,876
Total	R$ 34,448	R$ 31,918	R$ 29,452